United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: June 30, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kara Downing
Title: 	Chief Compliance Officer
Phone:	216-464-6266
Signature,Place and Date of Signing:

Kara Downing	Cleveland, Ohio		July 30, 2010

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	39

Form 13F Information Table Value Total:	$75,185,871


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





Title of

Value

Invs
t
Other
Voting
Authority


Name of Issuer
Class

(x$1000)
Shares
Disc
Mngrs
Sole
Share
d
None










Exxon Mobil Corp.
Com
30231G102
10,520
184332
Sole

184332


Johnson & Johnson
Com
478160104
2,850
48253
Sole

48253


Oracle Corporation
Com
68389X105
2,623
122215
Sole

122215


Procter & Gamble Co
Com
742718109
2,591
43195
Sole

43195


Novartis A G ADR (Switzerland)
Com
66987V109
2,449
50690
Sole

50690


Kohls Corporation
Com
500255104
2,437
51302
Sole

51302


ConocoPhillips
Com
20825C104
2,373
48338
Sole

48338


Danaher Corp Del
Com
235851102
2,367
63774
Sole

63774


Intel Corporation
Com
458140100
2,346
120635
Sole

120635


Costco Wholesale Corporation New
Com
22160K105
2,243
40906
Sole

40906


Colgate Palmolive Co
Com
194162103
2,103
26698
Sole

26698


Becton Dickinson & Co
Com
075887109
2,091
30928
Sole

30928


Microsoft Corporation
Com
594918104
2,081
90433
Sole

90433


International Business Machines
Com
459200101
2,070
16764
Sole

16764


ANSYS Inc.
Com
03662Q105
2,032
50098
Sole

50098


Thermo Fisher Scientific Inc.
Com
883556102
2,016
41093
Sole

41093


Cerner Corporation
Com
156782104
2,014
26537
Sole

26537


Verizon Communications
Com
92343V104
1,971
70326
Sole

70326


Public Svc Enterprise Group Inc.
Com
744573106
1,953
62325
Sole

62325


Stericycle Inc.
Com
858912108
1,944
29650
Sole

29650


JPMorgan Chase & Co.
Com
46625H100
1,920
52441
Sole

52441


Accenture Ltd.
Com
G1151C101
1,879
48617
Sole

48617


Google Inc.
Com
38259P508
1,870
4202
Sole

4202


EMC Corp Mass
Com
268648102
1,869
102144
Sole

102144


Bank of New York Mellon Corp.
Com
064058100
1,813
73429
Sole

73429


Chevron Corporation
Com
166764100
1,701
25066
Sole

25066


L-3 Communications Hldgs Inc.
Com
502424104
1,655
23362
Sole

23362


Cisco Systems Inc.
Com
17275R102
1,503
70510
Sole

70510


Fiserv Inc.
Com
337738108
1,437
31470
Sole

31470


Wal Mart Stores Inc.
Com
931142103
1,431
29775
Sole

29775


Freeport-McMoRan Copper & Gold Inc.
Com
35671D857
1,306
22090
Sole

22090


Murphy Oil Corp
Com
626717102
1,295
26144
Sole

26144


BP PLC ADR
Com
055622104
841
29120
Sole

29120


Lincoln Elec Hldgs Inc.
Com
533900106
380
7455
Sole

7455


General Elec Company
Com
369604103
300
20828
Sole

20828


United Parcel Service Inc. Class B
Com
911312106
247
4349
Sole

4349


America Movil S A De C V Spon Adr L
Shs
Com
02364W105
246
5170
Sole

5170


PetroHawk Energy Corp.
Com
716495106
219
12895
Sole

12895


Automatic Data Processing Inc.
Com
053015103
200
4970
Sole

4970


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